INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Domestic statutory tax rate (in percent)	26.50%	26.60%	26.70%
Income taxes at domestic statutory tax rate	$ 233.6	$ 238.5	$ 217.9
Increase (reduction) resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(1.5)	(3.7)	(2.8)
Effect of tax consolidation transactions with the parent corporation and affiliated corporations	(44.7)	(55.7)	(49.9)
Other	0.5		1.0
Income taxes	$ 187.9	$ 179.1	$ 166.2